Summary of the main accounting policies: (Policies)	12 Months Ended
Dec. 31, 2018
Significant accounting policies [Abstract]
Description of other accounting policies relevant to understanding of financial statements [text block]
18.1) New standards

i.	New standards and modifications adopted by the Company

The Company has applied the following standards and modifications for the first time for the annual reporting period beginning on January 1, 2018:

•	IFRS 9 Financial Instruments

Since January 1, 2018, the Company has prospectively evaluated expected credit losses associated with its debt instruments at amortized cost. The impairment methodology applied depends on whether a significant increase in credit risk has arisen.

For accounts receivable, the Company applies the simplified method allowed by IFRS 9, which requires losses expected over the lifetime of the instrument to be recorded as from initial recognition of accounts receivable. See Note 6 for further details.

IFRS 9 replaces the provisions of International Accounting Standards (IAS) 39, which deals with recognition, classification and measurement of financial assets and financial liabilities, the disposal of financial instruments, the impairment of financial assets and accounting for coverage.

Adoption of IFRS 9 Financial Instruments as from January 1, 2018 resulted in changes in accounting policies and adjustments to the amounts recorded in the financial statements. The new accounting policies are explained in Note 18.7. As specified in the transitory provisions of IFRS 9 (7.2.15) and (7.2.26), comparative figures were not restated.

The overall impact on the Group’s retained earnings at January 1, 2018 was $18,284 and is shown in Note 6.

•	IFRS 15 Revenue from contracts with customers

See application concerning the standard in Note 3 for greater details.

ii.	New standards and interpretations not yet adopted

A number of new standards and interpretations have been published which are not effective for reporting periods at December 31, 2018, and have not been applied in advance by the Company. Following is an explanation of the Company’s evaluation of the impact of these new standards and interpretations:

•	IFRS 16 Leases

Following is a list of the effects of new standards and amendments thereto issued by the IASB and applicable for annual periods starting on January 1, 2019 and subsequent periods.

IFRS 16 was issued by the IASB in January 2016 for accounting for leases.  The standard replaced IAS 17. IFRS 16 eliminates the classification of leases as either financial or operating and requires recognition of a liability by reflecting future payments and an asset for "right to use" in most leases.  The IASB has included certain exceptions for short-term leases and leases of low-value assets.  The foregoing modifications are applicable to the lessee’s accounting for leases, while rules for the lessor remain similar to those currently in effect.

The Company intends to apply the simplified transition approach as from January 1, 2019 and will not restate the comparative amounts for the year prior to that in which the standard is applied. All other right-of-use assets will be measured at the amount of the leasing liability in adoption of the new rules (adjusted for any leasing expenses accumulated or paid in advance). As concerns short-term leases and assets of little value, it will opt for the practical solution of excluding them from the analysis and recognizing them by the straight-line as expenses in the statement of comprehensive income.

The Company has determined that the effect will be minimum, since it holds only one operating lease contract, as detailed in Note 16(a). The foregoing will not affect the statement of financial position.

•	IFRIC 23 Uncertainly over Income Tax Treatments

The interpretation explains how to record and measure current and deferred tax assets and liabilities when there is uncertainty concerning the tax treatment.
In particular, it explains:

•
How to determine the appropriate account unit and that each uncertain tax treatment should be considered separately or jointly as a group, depending on the focus that best predicts resolution of the uncertainty.

•	That the entity must assume that the tax authorities will be examining the uncertain tax treatment and will have full knowledge of all related information, such as ignoring the risk of detection.

•	That the entity must reflect the effect of the uncertainty in the accounting records for income tax when the tax authorities are unlikely to approve the treatment.

•	That the impact of the uncertainty should be measured using the most likely figure or the expected value method, whichever best predicts resolution of the uncertainty, and

•	That judgment and estimations must be freshly evaluated every time circumstances have changed or there is new information affecting resolutions.

Although there are no new disclosure requirements, entities are reminded of the general requirement to provide information on judgments and estimations applied when preparing the financial statements. The Company has evaluated the provisions of this standard and considers that it will not impact its financial figures. There are no other standards that have not yet gone into effect that could be expected to significantly impact the Company in current or future reporting periods and in foreseeable future transactions.

Description of accounting policy for subsidiaries [text block]
18.2)	Consolidation

The Company’s consolidated subsidiaries, all of them based in Mexico, in which it holds shares at December 31, 2017 and 2018 are as follows:

	Shareholding
	percentage (%)	Main activity

Aeropuerto de Cancún, S. A. de C. V. (*)(**)	100.00%	Airport services
Aeropuerto de Cozumel, S. A. de C. V.	100.00%	Airport services
Aeropuerto de Mérida, S. A. de C. V.	100.00%	Airport services
Aeropuerto de Huatulco, S. A. de C. V.	100.00%	Airport services
Aeropuerto de Oaxaca, S. A. de C. V.	100.00%	Airport services
Aeropuerto de Veracruz, S. A. de C. V.	100.00%	Airport services
Aeropuerto de Villahermosa, S. A. de C. V.	100.00%	Airport services
Aeropuerto de Tapachula, S. A. de C. V.	100.00%	Airport services
Aeropuerto de Minatitlán, S. A. de C. V.	100.00%	Airport services
Cancun Airport Services, S. A. de C. V. (***)	100.00%	Airport services
RH Asur, S. A. de C. V.	100.00%	Administrative services
Servicios Aeroportuarios del Sureste, S. A. de C. V.	100.00%	Administrative services
Asur FBO, S. A. de C. V. (***)	100.00%	Administrative services
Caribbean Logistics, S. A. de C. V. (***)	100.00%	Cargo services
Cargo RF, S. A. de C. V. (***)	100.00%	Cargo services

(*)
Cancún held a 50% of Aerostar until May 26, 2017, which was accounted as a joint venture. See Note 9.  As of May 26, 2017, the Cancún acquired an additional 10% equity interest in Aerostar, As a result of this acquisition, the Company has a 60% shareholding and now controls Aerostar, therefore Aerostar is consolidated in the Company’s financial statements.

(**)
Aeropuerto de Cancún, S. A. de C. V. acquired on October 19, 2017 a 92.42% and later in May 25, 2018 the 7,58% left to obtain the 100% equity interest in Sociedad Operadora de Aeropuertos Centro Norte, S. A. (Airplan), Company that holds the concession for the administration, operation, commercial exploitation, adaptation, modernization and maintenance of the Enrique Olaya Herrera in Medellín, José María Córdova in Rionegro, El Caraño in Quibdó, Los Garzones in Montería, Antonio Roldán Betancourt in Carepa and Las Brujas in Corozal airports, and from that date, Airplan’s results have been incorporated line-by-line into the Company’s and Cancún Airport’s financial statements.

(***)	These subsidiaries sub-consolidate at the Cancún Airport.

Aerostar records and reports its financial information on accounting principles in United States (US GAAP) and in USD.  For purposes of consolidating Aerostar into the Company, a translations to Mexican pesos is performed and a reconciliation from US GAAP to IFRS is carried out.  The exchange rate used at 2017 and 2018 year end was Ps.19.66 and Ps.19.65 Mexican pesos per dollar.

Airplan records and reports its financial information in IFRS as adopted in Colombia and their corresponding IFRIC issued by the IASB and in Colombian pesos. For purposes of consolidating Airplan into the Company, a translations to Mexican pesos is performed.  The exchange rate used at 2017 and 2018 year end was Ps.151.89 and Ps.165.29 Colombian pesos per Mexican peso.

(a)

Subsidiaries

Subsidiaries are all entities over which the Company has control.  The Company controls an entity when the Company is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity.  Subsidiaries are fully consolidated from the date on which control is transferred to the Company.  They are deconsolidated from the date that control ceases.

Intercompany transactions, balances, revenues and expenses due to transactions between the group companies were eliminated.  Non-realized results were also eliminated.  The subsidiaries’ accounting policies are consistent with the policies adopted by the Company.  The Company uses the purchase method to recognize business acquisitions.  The consideration for the acquisition of a subsidiary is determined based on the fair value of the net assets transferred, the liabilities assumed and the capital issued by the Company. The Company defines a business combination as a transaction in which it obtains control of a business, through which it has the power to govern and manage the relevant activities of the of assets and liabilities of said business with the purpose of providing return in the form of dividends, lower costs or other economic benefits directly to investors.

The consideration transferred in the acquisition of a subsidiary is the fair value of the assets transferred, the liabilities incurred and the equity interests issued by the Company.  The consideration transferred includes the fair value of any asset or liability that results from a contingent consideration agreement.  The identifiable assets acquired, the liabilities and contingent liabilities assumed in a business combination are initially measured at their fair value on the date of acquisition.  The Company recognizes any non-controlling interest in the acquired entity based on the proportional part of the non-controlling interest in the net identifiable assets of the acquired entity.

Costs related to the acquisition are recognized as expenses in the consolidated statement of income as incurred.

Goodwill is initially measured as the excess of the consideration paid and the fair value of the non-controlling interest in the acquired subsidiary over the fair value of the identifiable net assets and the liabilities acquired. If the consideration transferred is less than the fair value of the net assets of the acquired subsidiary in the case of a purchase at a bargain price, the difference is recognized directly in the consolidated statement of income. If the business combination is reached in stages, the book value at the date of acquisition of the participation previously held by the Company in the acquired entity, is remeasured at its fair value at the acquisition date.  Any loss or gain resulting from such remeasurement is recognized in the results of the year.  At the date of the measurement made by the Management, a gain in business combination was determined for Ps.7,029,200, which was reflected in the consolidated statement of comprehensive income.

(b)	Changes in the interests of subsidiaries without loss of control

Transactions with non-controlling interests that do not result in loss of control are accounted for as equity transactions, which are transactions with shareholders in their capacity as owners.  The difference between the fair value of the consideration paid and the interest acquired in the carrying value of the net assets of the subsidiary is recorded in stockholders’ equity.  Gains or losses on the sale of non-controlling interests are also recorded in stockholders’ equity.

(c)	Disposal of subsidiaries

When the Company loses control over one entity, any retained interest in the entity is measured at fair value, recognizing the effect in income.  Subsequently, the fair value is the initial carrying amount for the purpose of determining the retained interest as an associate, joint venture or financial asset, as appropriate.  Additionally, the amounts previously recognized in Other Comprehensive Income (OCI) relating to those entities are canceled as though the Company had directly disposed of the related assets or liabilities.  This means that the amounts previously recognized in OCI are reclassified to income for the period.

(d)	Investment in joint ventures is accounted for under the equity method

The Company applied the guidance under IFRS 11 to the agreement entered into with Highstar for the operation of the LMM Airport through Aerostar as of the initial operation date of February 27, 2013 until May 30, 2017.  Under IFRS 11, “Joint arrangements” operations are classified as joint operations or joint ventures depending on the contractual rights and obligations of each investor.  The Company has evaluated the nature of its operations and has determined that it is a joint venture.  Joint ventures are recorded by the equity method.

Under the equity method, the interest in the joint business is recognized initially at cost and it is subsequently adjusted to recognize the Company's interest in the earnings after the acquisition, or losses and movements in OCI.  When the Company's interest in the losses of a joint business is the same as or higher than its interest in said business (which includes all long-term interest that forms part of the net investment of the Company in the joint venture), the Company does not recognize additional losses, unless it has incurred obligations or made payments on behalf of the joint venture.

Unrealized gains from transactions carried out between the Company and the joint business are eliminated based on the percentage of the Company’s interest in the joint businesses.  Unrealized losses are also eliminated, unless the transaction provides evidence of impairment in the transferred assets.  The accounting policies for joint ventures have been changed when deemed necessary to guarantee adherence with the policies adopted by the Company.

In accordance with IFRS 3 “Business combinations”, as of May 30, 2017 the acquisition is considered a business combination conducted in stages, which means that the fair value of interest previously acquired was also revalued.

Description of accounting policy for foreign currency translation [text block]
18.3)

Translation of foreign currencies

Functional currency and reporting currency

Items included in the consolidated financial statements of each of the companies of the Company are measured in the currency of the primary economic environment in which the entity operates, i.e., its “functional currency” which is also the reporting currency.  The consolidated financial statements are presented in (thousands of Mexican pesos), which is the Company’s reporting currency.

18.3.1) Consolidation of subsidiaries with a functional currency different from the reporting currency

The results and financial position of Aerostar and Airplan (none of which handle a currency that corresponds to a hyperinflationary economy) expressed in a functional currency other than the reporting currency are converted to the reporting currency as follows.

(i)	The assets and liabilities recognized in the consolidated statement of financial position are translated at the exchange rate on the balance sheet date.

(ii)	The stockholders’ equity in the consolidated statement of financial position is translated using the historical exchange rates.

(iii)
Income and expenses recognized in the consolidated statement of income are translated at the average exchange rate for each year (unless that average is not a reasonable approximation of the effect of translating the results derived from the exchange rates prevailing at transaction dates, in which case the Company uses the respective rates).

(iv)	The resulting exchange differences are recognized within OCI.

Goodwill and fair value adjustments that arise on the date of acquisition of a foreign operation to measure them at fair value are recognized as assets and liabilities of the foreign entity and are converted at the closing exchange rate.

18.3.2) Transactions in foreign currency and results from exchange fluctuations

Operations carried out in foreign currency are recorded in the functional currency applying the exchange rates in effect at the transaction date or the exchange rate at the date of the valuation when the items are revalued.

Exchange differences arising from fluctuations in the exchange rates between the transactions and settlement dates, or the consolidated statement of financial position date, are recognized in the consolidated comprehensive income statement.

Description of accounting policy for determining components of cash and cash equivalents [text block]
18.4) Cash and cash equivalents

Cash and cash equivalents include cash, bank deposits and other highly liquid investments with low risk of changes in value with original maturities of three months or less.  As of December 31, 2017 and 2018, cash and cash equivalents consisted primarily of peso and dollar denominated bank deposits and peso denominated investment bonds issued by the Mexican Federal Government.

Description of accounting policy for fiduciary rights [Text Block]
18.5) Fiduciary rights

For the administration of the resources of the concession and the payment of the obligations in charge of Airplan a trust is constituted to which it transfers all the gross income received as remuneration of the contract and all the debt and capital resources obtained for the execution of the concession.

Description of accounting policy for restricted cash and cash equivalents [text block]
18.6) Restricted cash and cash equivalents

Restricted cash includes cash and cash equivalents that are restricted in terms of withdrawal or use.  The nature of the restrictions includes restrictions imposed by financing agreements, federal agency funds related to capital expenditures, for example, for purposes of Aerostar, PFC and Airport Improvement Program (AIP) or other reserves (for example, Fund for promotion and support of air travel). Aerostar have restricted cash Ps.106,350 and Ps.47,332 at December 31 , 2017 and 2018 , respectively. See note 5.1 and 9.

Restricted cash and cash equivalents is presented as current if it is expected to be used within twelve months of the filing date.  Any restricted fund beyond twelve months is recorded as non-current. Restricted cash is presented in the consolidated statements of cash flows within the investments activities since it is related to the investment in airport infrastructure.

Description of accounting policy for financial assets [text block]
18.7) Financial assets

-	Accounting policy applied up to December 31, 2017:

The Company has applied IFRS 9 following the practical file permitted since January 1, 2018, without adjusting comparative figures. As a result, the comparative information for the preceding period continues to be accounted for as per the accounting policy previously in effect, as described below:

a.
Classification - Up to the accounting policy applied until December 31, 2017, the Company held only financial assets classified as loans and accounts receivable. Loans and accounts receivable are non-derivative financial assets with fixed or determinable payments that are not quoted on an active market. Assets in this category are classified as current assets, unless they are expected to be collected after one year following the closing date, in which case, they are classified as non-current. Loans and accounts receivable are shown in the following captions of the statement of financial position: "Accounts receivable" and "Cash and cash equivalents".

b.
Impairment of financial assets - At the end of each year, the Company determines whether or not there is any objective evidence of impairment in each financial asset or group of financial assets. An impairment loss was recorded only when there was objective evidence of impairment as a result of one or more events occurred after initial recognition of the asset ( loss event), when the impact of the loss event ( or events) could be reliably estimated on estimated future cash flows derived from the financial asset or group of financial assets. See Note 6 for further details.

-	Accounting policy applied from January 1 to December 31, 2018

a.
Classification - Beginning as from January 1, 2018, the Company classifies its financial assets as per the following measurement categories: a) those measured at amortized cost and b) those subsequently measured at fair value (either with changes in other comprehensive income or in income), not currently held by the Company. The classification depends on the business model of the entity used to handle its financial assets and the contractual features of cash flows. The Company reclassifies financial asset when, and only when, it changes its business model for managing those assets. Financial assets of the Company are measured at amortized costs since the contractual terms comply with the SPPI requirement (Integral Principal Payment Only), and the Company's business method is that of collect cash flows.

b.
Measurement - At initial recognition, financial assets at amortized cost are measured at fair value plus transaction costs directly attributable to their acquisition. The transaction costs of financial assets at fair value (with changes via income or OCI) are recorded in income at the time they arise. For assets measured at fair value, profits and losses are recorded in income and OCI. Financial assets with implicit derivatives are entirely considered when determining whether cash flows are merely payments of principal and interest. Accounts receivable are non-derivative financial assets with fixed or determined payments that are not traded in an active market. They are included as current assets, except for maturities of over 12 months after the date of the statement of financial position. They are classified as non-current assets. Loans and accounts receivable are initially valued at fair value, plus transaction costs incurred, and are subsequently recognized at amortized cost.

Description of accounting policy for leases [text block]
18.8) Leasing

18.8.1) As lessor

The leasing of terminal space made by the Company in its capacity as lessor at the terminals is documented by contracts with either fixed income or monthly fees based on the higher amount of a minimum monthly fee or a percentage of the lessee’s monthly revenue.

Since the leased assets are part of the concession assets and thus do not belong to the Company, there is no transfer of the risks and rewards of ownership and therefore are classified as operating leases.

Revenues from operating leases are recognized as non-aeronautical revenues on a straight line basis over the lease term.

Property, plant and equipment leases in which Airplan holds substantially all the risks and rewards of ownership are classified as financial leases. Financial leases are capitalized at the beginning of the lease at the lower of the fair value of the leased asset and the present value of the minimum lease payments.  Each financial lease payment is allocated between the liability and the financial costs. Financial lease obligations, net of the financial burden, are presented as debts (financial obligations), current or non-current, depending on whether or not payment maturities are below a 12-month period.  Financial costs are charged to income for the year over the lease period so as to produce a periodic constant interest rate on the remaining balance of the liability for each period.  Property, plant and equipment acquired under financial leases are depreciated over the shorter of the useful life of the asset and the lease term.

18.8.2) As lessee

The leases in which a significant portion of the risk and rewards related to ownership are retained by the lessor are classified as operating leases.  The payments made under operating leases (net of any incentives received from the lessor) are charged to the statement of income based on the straight-line method over the lease term.

Description of accounting policy for property, plant and equipment [text block]
18.9) Land, furniture and equipment

Furniture and equipment are recorded at cost less accumulated depreciation and impairment loss.  The cost includes expenses directly attributable to the acquisition of those assets and all costs associated with placing the assets in the location and in the condition necessary for them to operate as intended by Management.

Land is recorded at cost and it is not depreciated.  Depreciation of other items of plant and equipment is calculated on the straight-line method based on the residual values over their estimated useful lives.  The useful lives from the date of acquisition are 10 years.  The useful lives at the acquisition date of the furniture and equipment are as shown below:

	2018	2017
	%	%

Furniture equipment	10 to 20	10 to 20
Machinery	10 to 20	10 to 20
Computer equipment	33 to 20	33 to 20
Transportation equipment	20 to 25	20 to 25
Improvements to leased premises	10	10

The residual values, useful life and depreciation method are reviewed and adjusted, if necessary, on an annual basis.

18.9.1) Land

Land represents a territorial extension for which the Company has an obligation of constructing 450 hotel rooms along with the National Tourism Fund (FONATUR in its initials in Spanish) in Huatulco which are recorded at its cost and are not subject to depreciation.  See Note 16c.

Description of accounting policy for intangible assets and goodwill [text block]
18.10) Intangible assets

18.10.1) Concessions

The airports that are part of the Company performed the analysis of the criteria that must be taken into account to know if they are within the scope of IFRIC 12:

a.	The grantor controls or regulates what services the operator must provide with the infrastructure, to whom it must provide them at what price.

•	The grantor does not need to have full price control; it is sufficient that the price is regulated by the grantor, the contract or the regulator,

•	The grantor can control the price through a limit mechanism,

•	The price can vary from fixed price arrangements to those based on a formula up to a maximum price.

b.	The grantor controls, through ownership, the right of benefits or otherwise, any significant residual interest in the infrastructure at the end of the term of the agreement.

Taking into consideration the foregoing, these criteria are applicable to each of the concessions that the Company has, which is why their measurement and determination will be considered within the scope of IFRIC 12. In addition, at the end of all the concessions, all assets become the property of the nation in which the concession is located.

Within the scope of IFRIC 12, the respective assets can be classified as:

•	Financial assets:when the licensor establishes an unconditional right to receive cash flows and other financial assets independently of the use of the public service by the users.

•
Intangible assets: only when the licensor agreements do not establish a contractual right to receive cash flows and other financial assets from the licensor, independently of the use of the public service by the users.  Airport concessions have been considered within the scope of IFRIC 12 as an intangible asset because they comply with the above provisions and no financial assets have been recognized in that regard.

Mexico
:

Rights to use airport facilities and airport concessions include the acquisition of the nine airport concessions and the rights acquired.

Amortization is computed using the straight-line method over the estimated useful life of the concessions; (original term of 50 years as of November 1, 1998) which is 30 years as of December 31, 2018.

Aerostar
:

The airport concession right, which includes certain capital expenditures in improvement projects, is recognized at cost less accumulated amortization and impairment losses.

Amortization is calculated using the straight-line method during the term of the agreement (40 years); 35 years as of December 31, 2018.

Airplan
:

In the case of Airplan, the right granted by the Concession Contract No.8000011-OK and Public Tender No.10000001OL2010, respectively, is recorded as intangible, through which the grantors assign to the Company the regulated and unregulated income corresponding to each of the airports subject to the concession.

In turn, the costs per loan that are related to the works in execution are part of the intangible.

The intangible asset resulting from the recognition and updating of the estimated income of the contract is amortized based on the proportion of the accumulated income of the contract and the total income. Amortization is recognized in the results of the period.

The useful life for the amortization was determined as the duration of the concession and the amortization rate is calculated based on the percentage of execution of the revenues with respect to the total expected income of the financial model that the Company has.  The minimum term of the concession is the year 2015; however, in accordance with the complementary works carried out and the measurement of the expected income against the income generated, the concession will have a useful life until the year 2032.

18.10.2) Licenses and commercial direct operation (ODC, by its initials in Spanish)

These items are recognized at their cost less the accrued amortization and any recognized impairment losses.  They are amortized on a straight line basis using their estimated useful life, determined based on the expected future economic benefits, and are subject to testing when indication of impairment is identified.

The estimated useful lives at December 31, 2018 are as follows:

Licenses	30 years
ODC	30 years
Commercial Right’s of Aerostar	35 years
Commercial Right’s of Airplan	14 years

18.10.3) Goodwill

Goodwill represents the acquisition cost of a subsidiary in excess of the Company’s interest in the fair value of the identifiable net assets acquired, determined at the acquisition date, and it is not subject to amortization.  Goodwill is shown separately in the consolidated statement of financial position and is recorded at cost less accumulated impairment losses, which are not reversed.  Gains and losses on the disposal of an entity include the carrying amount of goodwill relating to the entity sold.

18.10.4) Intangible assets acquired as part of a business combination

When an intangible asset is acquired as part of a business combination, it is recognized at fair value at acquisition date.  Subsequently, intangible assets acquired in a business combination, such as commercial rights, are recognized at cost less the accumulated amortization and the accrued amount of impairment losses. See useful lives of these rights in Note 18.10.2.

Description of accounting policy for impairment of long-term non-financial assets [text block]
18.11) Impairment of long-term non-financial assets

Long term non-financial assets subject to amortization or depreciation are subject to annual impairment tests or more frequently if there are events or circumstances that indicate that they might be affected. Other assets are subject to impairment tests when events or circumstances arise that indicate that their book value might not be recovered.  Impairment losses correspond to the amounts where the book value of the asset exceeds their recoverable amount.  The recoverable amount of assets is the higher of the fair value of the asset less the costs incurred for its sale and value in use.  For impairment assessment purposes, assets are grouped at the lowest levels at which they generate identifiable cash flows separately which are largely independent of the cash flows of other assets or the Company's assets (cash-generating units).

Non-financial assets are assessed at every reporting date in order to identify potential reversals of such impairment.  At December 31, 2017, Management has identified in Aerostar events or circumstances that indicated that a portion of the book value of goodwill might not be recovered for Ps. 4,719,096. See Note 8.1

Description of accounting policy for trade and other payables [text block]
18.12) Accounts payable

Accounts payable are liabilities with creditors for purchases of goods or services acquired during the regular course of the Company’s operations.  When payment is expected over a period of one year or less from the closing date, they are presented under current liabilities.  If the foregoing is not complied with, they are presented under non-current liabilities.

Accounts payable are initially recognized at their fair value and are subsequently measured at amortized cost using the effective interest method.

Description of accounting policy for borrowings [text block]
18.13) Bank loans and long-term debt

Loans from financial institutions are initially recognized at their fair value, net of transaction costs.  Those funds are subsequently recorded at their amortized cost; any difference between the funds received (net of transaction costs) and the redemption value is recognized in the statement of income during the funding period using the effective interest method.

18.13.1) Refinancing costs

When loan contracts are altered, Management analyzes if the changes are substantial enough for the recognition of a new loan due to the invalidation of the old loan.  If the changes are not substantial, the loan can be recorded as a renegotiation of the original loan.  Depending on whether the loan should be cancelled and recognized as a new loan or classified as a renegotiation, the transaction costs have different treatments.

The costs incurred in commissions either from the start of an agreement or generated in the refinancing derived from the renegotiation of an indebtedness, are recorded in a prospective way in case is the alterations to a loan contract are not deemed an extinction of the original document, but it is determined that they are changes only to the conditions for the agreed flows at the beginning of the negotiation.

18.13.2) Costs for loans

Costs for specific and general loans directly attributable to the construction of qualifying assets are capitalized during the period of construction and preparation of the asset for its use. Qualifying assets are those that require a substantial period to be ready and able to be used (usually greater than one year). Financial revenues obtained from temporary investments made with money coming from specific loans that will be used for the construction of qualifying assets are decreased of financial costs eligible for capitalization.

The capitalization of costs for loans in foreign currency that generates interests and losses due to foreign exchange fluctuations, are only capitalized up to the amount of interest that would have been generated by loan in national currency, with similar conditions of time.

Description of accounting policy for financial liabilities [text block]	18.14) Derecognition of financial liabilities The Company derecognizes its financial liabilities if, and only if, the obligations of the Company are met, are cancelled or if they expire.

Description of accounting policy for provisions [text block]
18.15) Provisions

Liability provisions represent a present legal obligation or an assumed obligation as a result of past events, when the use of economic resources is likely in order to settle the obligation and when the amount can be reasonably estimated.  Provisions are not recognized for future operating losses.

Provisions are measured at the present value of expenses expected to cover the related obligation, using a pretax rate that reflects the actual considerations of the value of money market over time and the specific risks inherent in the obligation.  The increase in the provision over time is recognized as an interest expense.
When there are similar obligations, the likelihood of the outflow of economic resources for settling those obligations is determined considering them as a whole.  In these cases, the provision thus estimated is recorded, provided the likelihood of the outflow of cash with respect to a specific item considered as a whole is remote.

Description of accounting policy for income tax [text block]
18.16) Deferred IT, and tax on dividends

The expense for IT includes both the current tax and deferred taxes.  Tax is recognized in the statement of income, except when it relates to items recognized directly in OCI or in stockholders’ equity in which case, the tax is also recognized in OCI items or directly in stockholders’ equity, respectively.

Deferred IT were recorded based on the comprehensive method of liabilities, which consists of recognizing deferred taxes on all temporary differences between the book and tax values of assets and liabilities to be materialized in the future at the enacted or substantially enacted tax rates in effect at the consolidated financial statement date.  See Note 14.

Deferred tax assets are only recognized if future tax profits are expected to be incurred against which temporary differences can be offset.

Deferred tax assets and liabilities from the temporary differences arising from the investments in subsidiaries and joint businesses are recognized, except when the Company controls the reversal period for such temporary differences and it is likely that the temporary differences will not be reverted in the near future.

Deferred IT  are offset when there is a legal right for each entity to offset current tax assets against current tax liabilities and when deferred IT assets and liabilities relate to the same tax authorities.

The credits for income taxes incurred is computed based on tax laws approved in Mexico at the date of the consolidated statement of financial position.

Current IT is made up of IT, which is recorded under income for the year in which it is incurred.  The tax is based on taxable income.

To determine the IT, the applicable rate in Mexico for 2018 and 2017 was 30%.  The applicable rate for Airplan, according to Colombian legislation for 2018 and 2017 was 33% and 34% and the applicable rate for Aerostar, in accordance with Puerto Rico law for 2017 was 10%.

Aerostar and Airplan hold undistributed profits which, if paid as dividends, would require the beneficiaries to pay tax. There is a temporary taxable difference, but no deferred tax liability is recognized, as the Company as the controlling entity is capable of deciding the point at which the subsidiary should make distributions. It is not expected to distribute those benefits in the foreseeable future, because both companies would first have to pay off their bank or private debts before they can declare dividends.

Description of accounting policy for employee benefits [text block]
18.17) Employee benefits

The present value of the defined benefit obligations is determined by discounting the estimated future cash flows using the interest rates of high-quality corporate bonds denominated in the same currency in which the benefits will be paid and that have expiration terms that are approximate the terms of the pension obligation.  In those countries where there is no deep market for such bonds, interest rates on government bonds are used.

The net interest cost is calculated by applying the discount rate to the net balance of the defined benefit obligation and the fair value of the plan assets.  This cost is included in the expense for employee benefits in the consolidated statement of income.

Gains and losses for remeasurements derived from experience adjustments and changes in actuarial assumptions are recognized in the period in which they occur directly in OCI.  They are included in the accumulated results in the statement of changes in stockholders' equity and in the consolidated statement of financial position.

Variations in the present value of the defined benefit obligation that result from modifications or reductions of the plan are recognized immediately in results as past service costs.

Termination benefits

Termination benefits are paid when the employment relationship ends before the normal retirement date or when an employee voluntarily accepts the termination in exchange for these benefits.  The Group recognizes termination benefits on the first of the following dates: (a) it is committed to terminate the employment relationship of employees in accordance with a detailed formal plan without having the possibility of evading its obligation, and (b) when the entity recognizes restructuring costs in accordance with IAS 37 and involves payment of termination benefits.  In the case of an offer that promotes voluntary termination, termination benefits are valued based on the expected number of employees accepting the offer.  Benefits that mature 12 months after the reporting date are discounted to their present value.  The charge to income for the years ended December 31, 2017 and 2018 was Ps.1,984 and Ps.1,595, respectively.  See Note 4.

Short-term obligations

Salaries for wages and salaries, including non-monetary benefits and accumulated sick leave, which are expected to be fully settled within 12 months after the end of the period in which the employees provide the related service, are recognized in connection with the service of employees until the end of the period and are measured by the amounts that are expected to be paid when the liabilities are settled.  Liabilities are presented as current obligations for employee benefits in the consolidated statement of financial position.

Share in profits

The Group recognizes a liability and an expense for profit sharing based on a calculation that takes into account the profit attributable to the shareholders of the Company after certain adjustments.  The Group recognizes a provision when it is contractually bound or when there is a past practice that generates an implicit obligation.

Description of accounting policy for issued capital [text block]
18.18) Stockholders’ equity

Capital stock, capital reserves and retained earnings are expressed at their historical cost.  The capital reserves consist of the legal reserve, the reserve to repurchase own shares, and the reserve to reflect the effect of translating foreign currency.

Description of accounting policy for earnings per share [text block]
18.19) Basic and diluted earnings per share

Basic earnings per share were computed by dividing income available to the stockholders (Ps.4,987,601 and Ps.5,834,484) by the weighted average number of shares outstanding in 2017 and 2018.  The number of shares outstanding for the periods from January 1 to December 31, 2017 and 2018 was 300 million.  The basic earnings share for the year ended as of December 31, 2017 and 2018 are expressed in pesos.  As of December 31, 2017 and 2018, there were no outstanding dilutive instruments.

Description of accounting policy for segment reporting [text block]
18.20) Financial reporting by segments

The segment financial information is presented in a manner that is consistent with the internal reporting provided to the General Directors in charge of making operational decisions, allocating resources and assessing the performance of the operating segments.

The Company determines and evaluates the performance of its airports on an individual basis, after allocating personnel costs and other costs of services, which are incurred by a Company’s subsidiary which hires some of the Company’s employees.  The performance of these services is determined and assessed separately by Management.  All the airports provide substantially the same services to their clients.  The performance of (Services) is determined and evaluated separately by Management.  All airports provide substantially the same services to their customers.  Note 2 includes the financial information related to the Company’s different segments, which includes Cancún and subsidiaries (Cancún), showing separately due to its importance Aerostar and Airplan, subsidiaries starting on May 26 and October 19, 2017, respectively, the Aeropueto de Villahermosa (Villahermosa), the Aeropuerto de Mérida (Mérida) and Servicios Aeroportuarios del Sureste (Servicios).  The financial information of the remaining six airports, of RH Asur, S. A. de C. V. and of the holding company (including the investment of the Company in its subsidiaries) has been grouped and is included in the “Others” column.  The elimination of the investment of the Company in its subsidiaries is included in the “Consolidation Adjustments” column.

Resources are assigned to the segments based on the significance of each one to the Company’s operations.  Transactions among operating segments are recorded at their fair value.

As of May 26, 2017, Aerostar consolidates its shareholding as a subsidiary into the Company, increasing its shareholding from 50% to 60%, for which the recognition as join venture was until May 26, 2017, and for the period from May 27 to December 31, 2017, consolidates Aerostar line by line into the Company's finances.

As of October 19, 2017, Airplan, S. A. consolidates as a subsidiary into the Company.

Description of accounting policy for recognition of revenue [text block]
18.21) Revenue recognition

The accounting policies for the Company's revenue from contracts with customers are explained in Note 3.

With respect to the revenue presented in 2017, it is recognized and disclosed under the previous regulation, which was International Accounting Standard (IAS) 18 - Revenue, as described in the following paragraphs.

Revenue comprises the fair value of the consideration received or to be received for services rendered primarily in the ordinary course of the Company's business. Revenue is presented net of discounts, as well as the elimination of revenues for services between subsidiaries of the Company, as appropriate.

The Company recognizes revenue when the amount of it can be valued with reliability, it is likely that the future economic benefits will flow to the entity and specific criteria have been met for each type of service of the Company.

Revenues are obtained from aeronautical services (which are generally related to the use of the airport infrastructure by airlines and passengers), non-aeronautical services and constructions services.